RELATED PARTY TRANSACTIONS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Stock issued during period (in shares)	41,300,000	41,300,000
High Seas AS [Member]
Related Party Transaction [Line Items]
Stock issued during period (in shares)	1,600,000	7,601,007
Number of shares owned by related party (in shares)		8,204,240	603,233
Nordic American Tankers Limited [Member]
Related Party Transaction [Line Items]
Stock issued during period (in shares)	8,000,000
Ownership percentage		16.12%
Management agreement compensation		$ 100,000	$ 100,000	$ 200,000
Aggregate payment for costs incurred		$ 2,300,000	$ 2,200,000	$ 2,100,000